Finance Lease Liabilities (Details) - Schedule of financing lease liabilities	12 Months Ended
Jun. 30, 2022 USD ($)
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of unrecognized finance expense	$ 76,393
Increase/ (Decrease) in unrecognized finance expense	23,250
Payment for unrecognized finance expense
Exchange rate translation of unrecognized finance expense	(2,032)
Ending balance of unrecognized finance expense	97,611
Beginning balance of total financing lease liabilities	501,768
Increase/ (Decrease) in total financing lease liabilities	23,250
Payment for total financing lease liabilities	(82,292)
Exchange rate translation of total financing lease liabilities	(16,631)
Ending balance of total financing lease liabilities	426,095
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of financing lease liabilities	425,375
Increase/ (Decrease) in financing lease liabilities
Payment for financing lease liabilities	(82,292)
Exchange rate translation of financing lease liabilities	(14,599)
Ending balance of financing lease liabilities	$ 328,484